Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of the Company	$ 173,355	$ 154,571
Loans payable	56,253	64,860
Capital including cash and cash equivalents	229,608	219,431
Less: Cash and cash equivalents	(21,832)	(23,878)	$ (42,145)
Capital	$ 207,776	$ 195,553